Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Hedge contract maturity description	March 2023
Financial liabilities, at fair value	$ 3,472
Tier One Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	20
Tier Two Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	1
Tier Two Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	20
Tier Three Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	1
Accounts Payable From Acquisition Of Subsidiaries Earn Out [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 4,953	$ 542
Non Deliverable Forward Derivative [Member] | Hedge Of Foreign Currency Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	4.600
Hedge contracts, due date	March 2022
Swap contract [member] | Hedge Of Foreign Currency Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	2,053
Hedge contracts, due date	each quarterly
Current Derivative Financial Liabilities [Member] | Non Deliverable Forward Derivative [Member] | Hedge Of Foreign Currency Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Unrealized gains losses on financial liabilities at fair value through profit or loss, Designated as hedge	$ 133
Derivative Financial Assets [Member] | Swap contract [member] | Hedge Of Foreign Currency Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Unrealized gains losses on financial assets at fair value through profit or loss, Designated as hedge	$ 722